Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Text Block]

Note 17 — Accumulated Other Comprehensive Income (Loss)

Accumulated other comprehensive income (loss) excludes amounts required to adjust future policy benefits for the run-off settlement annuity business.

Changes in accumulated other comprehensive income (loss) were as follows:

		Tax
		(Expense)	After-
(In millions)	Pre-Tax	Benefit	Tax
2011
Net unrealized appreciation, securities:
Net unrealized appreciation on securities arising during the year	$366	$(127)	$239
Reclassification adjustment for losses (gains) included in shareholders' net income	(49)	18	(31)
Net unrealized appreciation, securities	$317	$(109)	$208
Net unrealized appreciation, derivatives	$1	$-	$1
Net translation of foreign currencies	$(21)	$(1)	$(22)
Postretirement benefits liability adjustment:
Reclassification adjustment for amortization of net losses from past experience
and prior service costs	$22	$(7)	$15
Net change arising from assumption and plan changes and experience	(580)	205	(375)
Net postretirement benefits liability adjustment	$(558)	$198	$(360)

		Tax
		(Expense)	After-
(In millions)	Pre-Tax	Benefit	Tax
2010
Net unrealized appreciation, securities:
Net unrealized appreciation on securities arising during the year	$319	$(109)	$210
Reclassification adjustment for (gains) included in net income	(92)	32	(60)
Net unrealized appreciation, securities	$227	$(77)	$150
Net unrealized appreciation, derivatives	$8	$(2)	$6
Net translation of foreign currencies	$40	$(7)	$33
Postretirement benefits liability adjustment:
Reclassification adjustment for amortization of net losses from past experience
and prior service costs	$10	$(4)	$6
Net change arising from assumption and plan changes and experience	(311)	116	(195)
Net postretirement benefits liability adjustment	$(301)	$112	$(189)

		Tax
		(Expense)	After-
(In millions)	Pre-Tax	Benefit	Tax
2009
Net unrealized appreciation, securities:
Net unrealized appreciation on securities arising during the year	$843	$(292)	$551
Reclassification adjustment for (gains) included in net income	(14)	3	(11)
Net unrealized appreciation, securities	$829	$(289)	$540
Net unrealized depreciation, derivatives	$(30)	$13	$(17)
Net translation of foreign currencies	$54	$(15)	$39
Postretirement benefits liability adjustment:
Reclassification adjustment for amortization of net losses from past experience
and prior service costs	$7	$(3)	$4
Curtailment gain	(46)	16	(30)
Reclassification adjustment included in shareholders' net income	(39)	13	(26)
Net change arising from assumption and plan changes and experience	(107)	36	(71)
Net postretirement benefits liability adjustment	$(146)	$49	$(97)